Contents of Significant Accounts - Accounts Receivable, Net - Additional Information (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Top of range [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.20%	0.20%	0.20%